Certain risks and concentration (Tables)	12 Months Ended
Dec. 31, 2022
Certain risks and concentration
Schedule of consolidated financial information of VIEs and VIE's subsidiaries

	As of December 31,
(In thousands)	2021	2022
Current assets:
Cash and cash equivalents	16,645	52,142
Short-term investments	6,373	—
Accounts receivable, net	26,003	29,162
Amount due from group companies	3,102	5,326
Due from related parties	15,387	13,121
Inventories	1,363	457
Prepayments and other current assets	7,142	2,574
Total current assets	76,015	102,782
Non-current assets:
Long-term investments	6,467	5,345
Property and equipment, net	57,417	61,545
Intangible assets, net	8,299	6,546
Goodwill	23,136	21,179
Long-term prepayments and other assets	2,684	2,094
Right-of-use assets	27	865
Restricted cash	4,078	7,654
Total assets	178,123	208,010
Current liabilities:
Accounts payable	23,789	23,398
Amount due to group companies	146,732	71,925
Due to related parties	91	—
Bank borrowings	2,876	7,024
Contract liabilities and deferred income	36,740	37,781
Income tax payable	2,451	3,342
Accrued liabilities and other payables	42,449	43,446
Lease liabilities, current portion	18	283
Total current liabilities	255,146	187,199
Non-current liabilities:
Contract liabilities and deferred income	845	876
Deferred tax liabilities	930	687
Amount due to group companies	31,369	97,617
Bank borrowings	17,291	24,750
Lease liabilities	7	299
Total liabilities	305,588	311,428

	Years ended December 31,
(In thousands)	2020	2021	2022
Third-party revenues	186,679	228,736	301,853
Third-party costs of revenues	(92,388)	(109,722)	(171,116)
Inter-company operating expenses	(7,177)	(8,032)	(4,863)
Third-party operating expenses	(101,421)	(110,367)	(115,578)
Net (loss)/income attributable to Xunlei Limited	(10,673)	2,913	11,136

	Years ended December 31,
(In thousands)	2020	2021	2022
Purchases of goods and services from group companies	—	—	(29,738)
Other operating activities with external parties	(13,423)	24,945	54,684
Net cash (used in)/generated from operating activities	(13,423)	24,945	24,946
Loans to group companies	(6,329)	—	—
Repayment of loans from group companies	502	—	—
Other investing activities with external parties	(9,160)	(19,417)	(8,801)
Net cash used in investing activities	(14,987)	(19,417)	(8,801)
Loans from group companies	2,542	23,527	25,580
Repayment of loans to group companies	(4,300)	(24,425)	(10,830)
Other financing activities with external parties	7,154	(223)	13,388
Net cash generated from/(used in) financing activities	5,396	(1,121)	28,138
	(23,014)	4,407	44,283